Property, plant and equipment (Details) $ in Thousands, in Thousands		12 Months Ended
		Dec. 31, 2020 CLP ($)	Dec. 31, 2020 CLF ( )	Dec. 31, 2019 CLP ($)
Disclosure of detailed information about property, plant and equipment [line items]
As of January		$ 1,071,730,034		$ 1,008,946,571
Additions		128,547,688		131,852,714
Additions by business combination		2,736,374		10,879,280
Additions of acumulated depreciation by business combination				(20,812)
Transfers		42,911		1,723,530
Conversion effect historic cost		16,947,481		9,733,192
Capitalized interests		1,087,157		909,256
Depreciation, property, plant and equipment		(100,696,200)		(96,959,401)
Others increase (decreased)	[1]	42,888,814		63,323,193
Divestitures	[1]	42,888,814		63,323,193
Changes		10,785,846		62,783,463
As of December		1,082,515,880		1,071,730,034
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		1,864,135,602		1,765,181,279
Conversion effect historic cost		(77,162,175)		(55,789,107)
Write off		(19,735,266)		(45,793,938)
Others increase (decreased)		(713,821)		(7,302,976)
Divestitures		(713,821)		(7,302,976)
As of December		1,934,512,411		1,864,135,602
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		(792,405,568)		(756,234,708)
Write off		18,766,683		44,122,751
Others increase (decreased)		704,204		6,105,781
Divestitures		704,204		6,105,781
impairment of the year |			(2,628,004)
As of December		(851,996,531)		(792,405,568)
Land, buildings and contruction
Disclosure of detailed information about property, plant and equipment [line items]
As of January		516,983,667		484,611,641
Additions		0		0
Additions by business combination		1,987,806		8,271,085
Additions of acumulated depreciation by business combination				(5,168)
Transfers		31,930,605		41,029,751
Conversion effect historic cost		1,120,407		399,539
Capitalized interests		0		0
Depreciation, property, plant and equipment		(21,669,111)		(19,241,330)
Others increase (decreased)	[1]	9,794,697		13,678,084
Divestitures	[1]	9,794,697		13,678,084
Changes		2,248,624		32,372,026
As of December		519,232,291		516,983,667
Land, buildings and contruction | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		731,878,806		679,853,030
Conversion effect historic cost		(18,274,583)		(11,615,913)
Write off		(1,618,648)		(916,048)
Others increase (decreased)		(13,856)		(1,861)
Divestitures		(13,856)		(1,861)
As of December		752,373,292		731,878,806
Land, buildings and contruction | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		(214,895,139)		(195,241,389)
Write off		1,610,774		772,278
Others increase (decreased)		8,537		1,609
Divestitures		8,537		1,609
impairment of the year |			(2,628,004)
As of December		(233,141,001)		(214,895,139)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
As of January		254,921,569		245,445,157
Additions		0		0
Additions by business combination		31,370		2,605,523
Additions of acumulated depreciation by business combination				(14,806)
Transfers		35,959,489		29,954,266
Conversion effect historic cost		5,514,676		2,043,578
Capitalized interests		0		0
Depreciation, property, plant and equipment		(30,783,333)		(30,888,633)
Others increase (decreased)	[1]	16,680,477		24,772,155
Divestitures	[1]	16,680,477		24,772,155
Changes		2,386,791		9,476,412
As of December		257,308,360		254,921,569
Machinery and equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		589,477,457		551,888,633
Conversion effect historic cost		(24,672,022)		(18,521,702)
Write off		(7,408,733)		(1,686,432)
Others increase (decreased)		(7,958)		(40,001)
Divestitures		(7,958)		(40,001)
As of December		609,239,605		589,477,457
Machinery and equipment | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		(334,555,888)		(306,443,476)
Write off		7,065,230		1,250,400
Others increase (decreased)		7,595		2,064
Divestitures		7,595		2,064
impairment of the year |			0
As of December		(351,931,245)		(334,555,888)
Bottles and containers
Disclosure of detailed information about property, plant and equipment [line items]
As of January		83,951,067		87,164,806
Additions		0		0
Additions by business combination		5,491		2,672
Additions of acumulated depreciation by business combination				(838)
Transfers		15,675,921		19,737,192
Conversion effect historic cost		6,431,381		5,068,567
Capitalized interests		0		0
Depreciation, property, plant and equipment		(23,167,195)		(23,542,865)
Others increase (decreased)	[1]	11,294,693		15,358,642
Divestitures	[1]	11,294,693		15,358,642
Changes		(10,546,063)		(3,213,739)
As of December		73,405,004		83,951,067
Bottles and containers | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		190,100,694		180,757,354
Conversion effect historic cost		(20,800,016)		(18,784,647)
Write off		(2,632,730)		(5,447,699)
Others increase (decreased)		(316,601)		(405,192)
Divestitures		(316,601)		(405,192)
As of December		191,812,594		190,100,694
Bottles and containers | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		(106,149,627)		(93,592,548)
Write off		2,635,188		4,464,153
Others increase (decreased)		327,805		336,276
Divestitures		327,805		336,276
impairment of the year |			0
As of December		(118,407,590)		(106,149,627)
Other Equipment
Disclosure of detailed information about property, plant and equipment [line items]
As of January		55,015,510		52,222,137
Additions		0		0
Additions by business combination		0		0
Additions of acumulated depreciation by business combination				0
Transfers		10,261,708		18,915,984
Conversion effect historic cost		3,365,384		1,712,436
Capitalized interests		0		0
Depreciation, property, plant and equipment		(17,320,702)		(15,756,612)
Others increase (decreased)	[1]	3,405,872		3,240,126
Divestitures	[1]	3,405,872		3,240,126
Changes		(8,366,153)		2,793,373
As of December		46,649,357		55,015,510
Other Equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		133,582,436		143,550,263
Conversion effect historic cost		(7,547,615)		(5,216,819)
Write off		(6,909,303)		(19,566,224)
Others increase (decreased)		(323,260)		(5,835,237)
Divestitures		(323,260)		(5,835,237)
As of December		131,488,537		133,582,436
Other Equipment | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		(78,566,926)		(91,328,126)
Write off		6,408,229		19,540,873
Others increase (decreased)		293,534		5,758,846
Divestitures		293,534		5,758,846
impairment of the year |			0
As of December		(84,839,180)		(78,566,926)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
As of January		116,586,690		97,428,207
Additions		128,547,688		131,852,714
Additions by business combination		0		0
Additions of acumulated depreciation by business combination				0
Transfers		(101,990,034)		(117,631,917)
Conversion effect historic cost		0		0
Capitalized interests		1,087,157		909,256
Depreciation, property, plant and equipment		0		0
Others increase (decreased)	[1]	1,441,195		5,731,215
Divestitures	[1]	1,441,195		5,731,215
Changes		24,307,847		19,158,483
As of December		140,894,537		116,586,690
Assets under construction | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		116,586,690		97,428,207
Conversion effect historic cost		(4,778,159)		(1,119,515)
Write off		0		0
Others increase (decreased)		0		(583,270)
Divestitures		0		(583,270)
As of December		140,894,537		116,586,690
Assets under construction | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		0		0
Write off		0		0
Others increase (decreased)		0		0
Divestitures		0		0
impairment of the year |			0
As of December		0		0
Furniture, accesories and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
As of January		26,956,069		25,640,489
Additions		0		0
Additions by business combination		5,320		0
Additions of acumulated depreciation by business combination				0
Transfers		4,587,689		7,304,360
Conversion effect historic cost		515,633		509,072
Capitalized interests		0		0
Depreciation, property, plant and equipment		(6,520,948)		(6,397,530)
Others increase (decreased)	[1]	305,613		269,597
Divestitures	[1]	305,613		269,597
Changes		(2,041,790)		1,315,580
As of December		24,914,279		26,956,069
Furniture, accesories and vehicles | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		70,566,940		80,841,052
Conversion effect historic cost		(831,094)		(285,545)
Write off		(1,165,852)		(18,177,535)
Others increase (decreased)		(52,146)		(8,872)
Divestitures		(52,146)		(8,872)
As of December		72,886,303		70,566,940
Furniture, accesories and vehicles | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		(43,610,871)		(55,200,563)
Write off		1,047,262		18,095,047
Others increase (decreased)		66,733		6,986
Divestitures		66,733		6,986
impairment of the year |			0
As of December		(47,972,024)		(43,610,871)
Under production vines
Disclosure of detailed information about property, plant and equipment [line items]
As of January		17,315,462		16,434,134
Additions		0		0
Additions by business combination		706,387		0
Additions of acumulated depreciation by business combination				0
Transfers		3,617,533		2,413,894
Conversion effect historic cost		0		0
Capitalized interests		0		0
Depreciation, property, plant and equipment		(1,234,911)		(1,132,431)
Others increase (decreased)	[1]	(33,733)		273,374
Divestitures	[1]	(33,733)		273,374
Changes		2,796,590		881,328
As of December		20,112,052		17,315,462
Under production vines | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		31,942,579		30,862,740
Conversion effect historic cost		(258,686)		(244,966)
Write off		0		0
Others increase (decreased)		0		(428,543)
Divestitures		0		(428,543)
As of December		35,817,543		31,942,579
Under production vines | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		(14,627,117)		(14,428,606)
Write off		0		0
Others increase (decreased)		0		0
Divestitures		0		0
impairment of the year |			0
As of December		$ (15,705,491)		$ (14,627,117)

[1]	Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”.